Taxes on Income (Schedule of Deferred Taxes) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ (4,205)	€ 1,604
Changes recognized due to business combination	2	(4,887)
Changes recognized in profit or loss	197	(922)
Changes recognized in other comprehensive income	210
Balance of deferred tax asset (liability) Ending	(3,796)	(4,205)
Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(7,392)	(1,279)
Changes recognized due to business combination		(7,678)
Changes recognized in profit or loss	200	1,565
Changes recognized in other comprehensive income	257
Balance of deferred tax asset (liability) Ending	(6,935)	(7,392)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(3,178)	(3,061)
Changes recognized due to business combination
Changes recognized in profit or loss	1,262	(117)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(1,916)	(3,178)
Finance Lease Obligations And Long Term Loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	2,020	2,104
Changes recognized due to business combination
Changes recognized in profit or loss	(1,310)	(84)
Balance of deferred tax asset (liability) Ending	710	2,020
Swap contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	117	178
Changes recognized due to business combination
Changes recognized in profit or loss	39	(61)
Changes recognized in other comprehensive income	42
Balance of deferred tax asset (liability) Ending	198	117
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	4,228	3,662
Changes recognized due to business combination	2	2,791
Changes recognized in profit or loss	6	(2,225)
Changes recognized in other comprehensive income	(89)
Balance of deferred tax asset (liability) Ending	€ 4,147	€ 4,228